Debt and Lease Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt and Lease Obligations

6. Debt Obligations

Debt outstanding at March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013		December 31, 2012
	Long- Term	Due Within One Year	Long- Term	Due Within One Year
Non-affiliated debt:
Senior Secured Credit Facilities:
Floating rate term loans due 2015	$—	$—	$895	$15
Senior Secured Notes:
6.625% First-Priority Senior Secured Notes due 2020 (includes $8 of unamortized debt premium at March 31, 2013)	1,558	—	450	—
8.875% Senior Secured Notes due 2018 (includes $5 and $6 of unamortized debt discount at March 31, 2013 and December 31, 2012, respectively)	1,195	—	994	—
Floating rate Second-Priority Senior Secured Notes due 2014	—	—	120	—
9.00% Second-Priority Senior Secured Notes due 2020	574	—	574	—
Debentures:
9.2% debentures due 2021	74	—	74	—
7.875% debentures due 2023	189	—	189	—
8.375% sinking fund debentures due 2016	60	2	60	2
Other Borrowings:
Australia Facility due 2014	45	5	31	5
Brazilian bank loans	19	37	18	41
Capital Leases	10	1	10	1
Other	3	16	4	12

Total	$3,727	$61	$3,419	$76

2013 Refinancing Activities

In January 2013, the Company issued $1,100 aggregate principal amount of 6.625% First-Priority Senior Secured Notes due 2020 at an issue price of 100.75% (the “New First-Priority Senior Secured Notes”). The Company used the net proceeds of $1,108 ($1,100 plus a premium of $8) to (i) repay approximately $910 of term loans under the Company’s senior secured credit facilities, (ii) purchase $89 aggregate principal amount of the Company’s Floating Rate Second-Priority Senior Secured Notes due 2014 (the “Floating Rate Notes”) in a tender offer, (iii) satisfy and discharge the remaining $31 aggregate principal amount of the Floating Rate Notes, which were redeemed on March 2, 2013 at a redemption price equal to 100% plus accrued and unpaid interest to the redemption date, (iv) pay related transaction costs and expenses and (v) provide incremental liquidity of $54. The New First-Priority Senior Secured Notes were issued as additional notes under the indenture governing the Company’s existing 6.625% First-Priority Senior Secured Notes due 2020 and have the same terms as such notes.

In January 2013, the Company also issued $200 aggregate principal amount of 8.875% Senior Secured Notes due 2018 at an issue price of 100% (the “New Senior Secured Notes”). The New Senior Secured Notes were issued to lenders in exchange for loans of MSC Holdings, which were retired in full. The Company did not receive any cash proceeds from the issuance of the New Senior Secured Notes. The New Senior Secured Notes were issued as additional notes under the indenture governing the Company’s existing 8.875% Senior Secured Notes due 2018 and have the same terms as such notes.

Additionally, in March 2013, the Company entered into a new $400 asset-based revolving loan facility, subject to a borrowing base (the “ABL Facility”). The ABL Facility replaced the $171 revolving credit facility and the $47 synthetic letter of credit facility under the Company’s senior secured credit facilities. Collectively, we refer to these transactions as the “2013 Refinancing Transactions.”

The Company incurred approximately $34 in fees associated with the 2013 Refinancing Transactions, which have been deferred and are recorded in “Other assets, net” in the unaudited Condensed Consolidated Balance Sheets. The deferred fees will be amortized over the contractual life of the respective debt obligations on an effective interest basis. Additionally, $6 in unamortized deferred financing fees were written-off related to the debt that was repaid and extinguished. These fees are included in “Loss on extinguishment of debt” in the unaudited Condensed Consolidated Statements of Operations.

The ABL Facility has a five-year term unless, on the date that is 91 days prior to the scheduled maturity of the 8.875% Senior Secured Notes due 2018, more than $50 aggregate principal amount of 8.875% Senior Secured Notes due 2018 is outstanding, in which case the ABL Facility will mature on such earlier date. Availability under the ABL Facility is $400, subject to a borrowing base that will be based on a specified percentage of eligible accounts receivable and inventory. The borrowers under the ABL Facility include the Company and Momentive Specialty Chemicals Canada Inc., Momentive Specialty Chemicals B.V., Momentive Specialty Chemicals UK Limited and Borden Chemical UK Limited, each a wholly-owned subsidiary of the Company. The ABL Facility bears interest at a floating rate based on, at the Company’s option, an adjusted LIBOR rate plus an initial applicable margin of 2.25% or an alternate base rate plus an initial applicable margin of 1.25%. From and after the date of delivery of the Company’s financial statements for the first fiscal quarter ended after the effective date of the ABL Facility, the applicable margin for such borrowings will be adjusted depending on the availability under the ABL Facility. In addition to paying interest on outstanding principal under the ABL Facility, the Company is required to pay a commitment fee to the lenders in respect of the unutilized commitments at an initial rate equal to 0.50% per annum, subject to adjustment depending on the usage. The ABL Facility does not have any financial maintenance covenants, other than a fixed charge coverage ratio of 1.0 to 1.0 that only applies if availability under the ABL Facility is less than the greater of (a) $40 and (b) 12.5% of the lesser of the borrowing base and the total ABL Facility commitments at such time. The fixed charge coverage ratio under the credit agreement governing the ABL Facility is generally defined as the ratio of (a) Adjusted EBITDA minus non-financed capital expenditures and cash taxes to (b) debt service plus cash interest expense plus certain restricted payments, each measured on a last twelve months, or LTM, basis. The ABL Facility is secured by, among other things, first-priority liens on most of the inventory and accounts receivable and related assets of the Company, its domestic subsidiaries and certain of its foreign subsidiaries (the “ABL Priority Collateral”), and by second-priority liens on certain collateral that generally includes most of the Company’s, its domestic subsidiaries’ and certain of its foreign subsidiaries’ assets other than the ABL Priority Collateral, in each case subject to certain exceptions and permitted liens. Available borrowings under the ABL Facility were $301 as of March 31, 2013.

9. Debt and Lease Obligations

Debt outstanding at December 31 is as follows:

	2012		2011
	Long- Term	Due Within One Year	Long- Term	Due Within One Year
Non-affiliated debt:
Senior Secured Credit Facilities:
Floating rate term loans due May 2013 at 2.8% at December 31, 2011	$—	$—	$446	$8
Floating rate term loans due May 2015 at 4.1% and 4.2% at December 31, 2012 and 2011, respectively	895	15	910	15
Senior Secured Notes:
6.625% First-Priority Senior Notes due 2020	450	—	—	—
8.875% Senior Secured Notes due 2018 (includes $6 of unamortized discount at December 31, 2012 and 2011)	994	—	994	—
Floating rate Second-Priority Senior Secured Notes due 2014 at 4.9% and 5.0% at December 31, 2012 and 2011, respectively	120	—	120	—
9.00% Second-Priority Senior Secured Notes due 2020	574	—	574	—
Debentures:
9.2% debentures due 2021	74	—	74	—
7.875% debentures due 2023	189	—	189	—
8.375% sinking fund debentures due 2016	60	2	62	—
Other Borrowings:
Australia Facility due 2014 at 6.1% and 6.8% at December 31, 2012 and 2011, respectively	31	5	36	5
Brazilian bank loans at 8.1% and 8.9% at December 31, 2012 and 2011, respectively	18	41	—	65
Capital Leases	10	1	11	1
Other at 3.8% and 5.7% at December 31, 2012 and 2011, respectively	4	12	4	23

Total non-affiliated debt	3,419	76	3,420	117
Affiliated debt:
Affiliated borrowings due on demand at 3.3% at December 31, 2011	—	—	—	2

Total affiliated debt	—	—	—	2

Total debt	$3,419	$76	$3,420	$119

Senior Secured Credit Facilities

The amended senior secured credit facilities were terminated in March 2013 in connection with the closing of the Company’s ABL Facility described below. The term loans under the amended senior secured credit facilities were repaid in full in January 2013 in connection with the closing of the sale of First-Priority Senior Secured Notes described below. Prior to its termination, the amended senior secured credit facilities included a term loan facility with a maturity date in 2015 and a $47 synthetic letter of credit facility (“LOC”) with a maturity date in 2013. Additionally, the amended senior secured credit facilities included a $192 revolving credit facility through February 2013, and thereafter a $171 revolving credit facility with a maturity date in 2014.

The facilities were subject to an earlier maturity date, on any date that more than $200 in the aggregate principal amount of certain of the Company’s debt would mature within 91 days of that date. Repayment of 1% total per year of the term loan and LOCs were required to be made (in the case of the term loan facility, quarterly, and in the case of the LOC, annually) with the balance payable at the final maturity date. Further, the Company was required to make additional repayments on the term loan, upon specific events, or if excess cash flow was generated. The terms of the senior secured credit facilities also included $200 in available incremental term loan borrowings.

Certain Company subsidiaries guaranteed obligations under the amended senior secured credit facilities. The amended senior secured credit facilities were secured by certain assets of the Company and the subsidiary guarantors, subject to certain exceptions.

The credit agreement contained, among other provisions, restrictive covenants regarding indebtedness, payments and distributions, mergers and acquisitions, asset sales, affiliate transactions, capital expenditures and the maintenance of certain financial ratios. Events of default included the failure to pay principal and interest when due, a material breach of representation or warranty, covenant defaults, events of bankruptcy and a change of control. The senior secured credit facilities also contained cross-acceleration and cross default provisions.

Term Loans

The interest rates for term loans denominated in U.S. dollars to the Company under the amended senior secured credit facilities were based on, at the Company’s option, (a) adjusted LIBOR plus 2.25% for term loans maturing May 2013 and 3.75% for term loans maturing May 2015 or (b) the higher of (i) JPMorgan Chase Bank, N.A.’s (JPMCB) prime rate or (ii) the Federal Funds Rate plus 0.50%, in each case plus 0.75% for term loans maturing May 2013 and 2.25% for term loans maturing May 2015. Term loans denominated in euros to the Company’s Netherlands subsidiary were at the Company’s option; (a) EURO LIBOR plus 2.25% for term loans maturing May 2013 or 3.75% for term loans maturing May 2015 or (b) the rate quoted by JPMCB as its base rate for those loans plus 0.75% for term loans maturing May 2013 and 2.25% for term loans maturing May 2015.

Revolving Credit Facility

The interest rate for the revolving credit facility through May 31, 2011 was adjusted LIBOR plus 2.50%. The extended revolving loans, which took effect upon the May 31, 2011 maturity of the prior revolving credit facility, bore interest at a rate of LIBOR plus 4.50%. The Company was also required to pay a 2% ticking fee on committed amounts for the prior revolving credit facility, which was payable quarterly through May 31, 2011.

The extended revolver had commitment fees (other than with respect to the LOC) equal to 4.50% per year of the unused line plus a fronting fee of 0.25% of the aggregate face amount of outstanding letters of credit. The LOC had a commitment fee of 0.10% per year.

In March 2012, the Company further extended $171 of its $200 revolving line of credit facility commitments from lenders from February 2013 to December 2014. In connection with the refinancing activities, the lender commitments to the revolving line of credit facility were decreased to approximately $192 in the aggregate. The interest rate for loans made under these extended revolver commitments was increased to adjusted LIBOR plus 4.75% from adjusted LIBOR plus 4.50%. The commitment fee for these extended revolver commitments was decreased to 0.5% of the unused line from 4.50% of the unused line.

There were no outstanding borrowings under the revolving credit facility at December 31, 2012 or 2011. Available borrowings under the amended senior secured credit facilities (after deduction of the letters of credit outstanding under the LOC facility) were $180 at December 31, 2012.

Senior Secured Notes

First-Priority Senior Secured Notes

In March 2012, the Company issued $450 aggregate principal amount of 6.625% First-Priority Senior Secured Notes due 2020 at an issue price of 100%. The Company used the net proceeds, together with cash on hand to repay approximately $454 aggregate principal amount of existing term loans maturing May 5, 2013 under the Company’s senior secured credit facilities, effectively extending these maturities by an additional seven years. Collectively, these transactions are referred to as the “March 2012 Refinancing Transactions.” Prior to the closing of the ABL Facility in March 2013 described below, the priority of the liens securing the collateral for the 6.625% First-Priority Senior Secured Notes was pari passu to the liens in such collateral securing the Company’s senior secured credit facilities. Following the closing of the ABL Facility, the First-Priority Senior Secured Notes are secured by first-priority liens on collateral that generally includes most of the Company’s and its domestic subsidiaries’ assets other than inventory and accounts receivable and related assets (the “Notes Priority Collateral”), and by second-priority liens on the domestic portion of the collateral for the ABL Facility (the “ABL Priority Collateral”), which generally includes most of the inventory and accounts receivable and related assets of the Company, its domestic subsidiaries and certain of its foreign subsidiaries, in each case subject to certain exceptions and permitted liens.

The Company incurred approximately $14 in fees associated with the March 2012 Refinancing Transactions, which have been deferred and are recorded in “Other assets, net” in the Consolidated Balance Sheets. The deferred fees will be amortized over the contractual life of the respective debt obligations on an effective interest basis. Additionally, $1 of unamortized deferred financing fees were written-off related to the $454 of term loans under the Company’s senior secured credit facility that were repaid and extinguished. These fees are included in “Other non-operating (income) expense, net” in the Consolidated Statements of Operations.

8.875% Senior Secured Notes

In January 2010, through the Company’s wholly owned finance subsidiaries, Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC, the Company issued $1,000 aggregate principal amount of 8.875% Senior Secured Notes due 2018. The priority of the collateral liens securing the 8.875% Senior Secured Notes is senior to the collateral liens securing the existing Second-Priority Senior Secured Notes, and is junior to the collateral liens securing the Company’s First-Priority Senior Secured Notes.

Second-Priority Senior Secured Notes

In November 2010, through the Company’s wholly owned finance subsidiaries, Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC the Company refinanced its existing 9.75% Second-Priority Senior Secured Notes due 2014 (the “Old Notes”) through the issuance of $574 aggregate principal amount of 9.00% Second-Priority Senior Secured Notes due 2020, which mature on November 15, 2020 (the “New Notes”). $440 aggregate principal amount was offered through a private placement with unaffiliated investors (the “Offering”). The remaining $134 aggregate principal amount of the Notes was issued in exchange for $127 aggregate principal amount of the Old Notes that were held by an affiliate of Apollo Global Management, LLC at the time of the Offering (the “Apollo Exchange”). The exchange ratio was determined based on the consideration offered to holders of the Old Notes to redeem the Old Notes, which was intended to give Apollo an aggregate value equivalent to that which it would have received if it had received the total consideration upon the Company’s redemption of the Old Notes and used the proceeds received to invest in the New Notes. The new debt issued to Apollo has the same terms as the notes issued by the Company in the Offering.

Debentures

	Origination Date	Interest Payable	Early Redemption
9.2% debentures due 2021	March 1991	March 15 September 15	None
7.875% debentures due 2023	May 1993	February 15 August 15	None
8.375% sinking fund debentures due 2016	April 1986	April 15 October 15	April 2006

The 8.375% debentures have a sinking fund requirement of $20 per year from 2007 to 2015. Previous buybacks of debentures allowed the Company to fulfill the sinking fund requirements through 2012, as well as $18 of the 2013 sinking fund requirement.

Other Borrowings

The Company’s Australian Term Loan Facility has a variable interest rate equal to the 90 day Australian or New Zealand Bank Bill Rates plus an applicable margin. The agreement also provides access to a $10 revolving credit facility. There were no outstanding borrowings under the revolving credit facility at December 31, 2012 or 2011.

The Brazilian bank loans represent various bank loans, primarily for working capital purposes and to finance the construction of a new plant in 2010.

The Company’s capital leases are classified as debt on the Consolidated Balance Sheets and range from one to fifteen year terms for equipment, pipeline, land and buildings. The Company’s operating leases consist primarily of vehicles, equipment, tank cars, land and buildings.

Scheduled Maturities

Aggregate maturities of debt, minimum payments under capital leases and minimum rentals under operating leases at December 31, 2012 for the Company are as follows:

Year	Debt	Minimum Rentals Under Operating Leases	Minimum Payments Under Capital Leases
2013	$75	$32	$3
2014	193	27	2
2015	907	22	2
2016	28	17	2
2017	—	14	2
2018 and thereafter	2,287	22	9

Total minimum payments	$3,490	$134	20

Less: Amount representing interest			(9)

Present value of minimum payments			$11

The Company’s operating leases consist primarily of vehicles, equipment, land and buildings. Rental expense under operating leases amounted to $36 for each of the years ended December 31, 2012, 2011 and 2010.

Covenant Compliance

As of December 31, 2012, the Company was in compliance with all the covenants included in the agreements governing its outstanding indebtedness, including the senior secured bank leverage ratio.

As of December 31, 2012, on a pro forma basis after adjusting for the 2013 Refinancing Transactions, the Company did not satisfy the Adjusted EBITDA to fixed charges incurrence test contained within the indentures that govern our 6.625% First-Priority Senior Secured Notes, 8.875% Senior Secured Notes and 9.00% Second-Priority Senior Secured Notes. As a result, the Company is subject to restrictions on its ability to incur additional indebtedness or to make investments; however, there are exceptions to these restrictions, including exceptions that permit indebtedness under its revolving credit facility (available borrowings of which were $180 at December 31, 2012).

Recent Developments

In January 2013, the Company issued $1,100 aggregate principal amount of 6.625% First-Priority Senior Secured Notes due 2020 at an issue price of 100.75% (the “New First-Priority Senior Secured Notes”). The Company used the net proceeds of $1,108 ($1,100 plus a premium of $8) to (i) repay approximately $910 of term loans under the Company’s senior secured credit facilities, (ii) purchase $89 aggregate principal amount of the Company’s Floating Rate Second-Priority Senior Secured Notes due 2014 (the “Floating Rate Notes”) in a tender offer, (iii) satisfy and discharge the remaining $31 aggregate principal amount of the Floating Rate Notes, which were redeemed on March 2, 2013 at a redemption price equal to 100% plus accrued and unpaid interest to the redemption date, (iv) pay related transaction costs and expenses and (v) provide incremental liquidity of $54. The New First-Priority Senior Secured Notes were issued as additional notes under the indenture governing the Company’s existing 6.625% First-Priority Senior Secured Notes due 2020 and have the same terms as such notes.

In January 2013 the Company also issued $200 aggregate principal amount of 8.875% Senior Secured Notes due 2018 at an issue price of 100% (the “New Senior Secured Notes”). The New Senior Secured Notes were issued to lenders in exchange for loans of MSC Holdings, which were retired in full. The New Senior Secured Notes were issued as additional notes under the indenture governing the Company’s existing 8.875% Senior Secured Notes due 2018 and have the same terms as such notes.

Additionally, in March 2013, the Company entered into a new $400 asset-based revolving loan facility, subject to a borrowing base (the “ABL Facility”). The ABL Facility replaced the Company’s senior secured credit facilities, which included a $171 revolving credit facility and the $47 synthetic letter of credit facility at the time of the termination of facilities upon the Company’s entry into the ABL Facility. Collectively, we refer to these transactions as the “2013 Refinancing Transactions.”

The ABL Facility has a five-year term unless, on the date that is 91 days prior to the scheduled maturity of the 8.875% Senior Secured Notes due 2018, more than $50 aggregate principal amount of 8.875% Senior Secured Notes due 2018 is outstanding, in which case the ABL Facility will mature on such earlier date. Availability under the ABL Facility is $400, subject to a borrowing base that will be based on a specified percentage of eligible accounts receivable and inventory. The borrowers under the ABL Facility include the Company and Momentive Specialty Chemicals Canada Inc., Momentive Specialty Chemicals B.V., Momentive Specialty Chemicals UK Limited and Borden Chemical UK Limited, each a wholly-owned subsidiary of the Company. The ABL Facility will bear interest at a floating rate based on, at the Company’s option, an adjusted LIBOR rate plus an initial applicable margin of 2.25% or an alternate base rate plus an initial applicable margin of 1.25%. From and after the date of delivery of the Company’s financial statements for the first fiscal quarter ended after the effective date of the ABL Facility, the applicable margin for such borrowings will be adjusted depending on the availability under the ABL Facility. In addition to paying interest on outstanding principal under the ABL Facility, the Company will be required to pay a commitment fee to the lenders in respect of the unutilized commitments at an initial rate equal to 0.50% per annum, subject to adjustment depending on the usage. The ABL Facility does not have any financial maintenance covenant, other than a fixed charge coverage ratio of 1.0 to 1.0 that would only apply if availability under the ABL Facility is less than the greater of (a) $40 and (b) 12.5% of the lesser of the borrowing base and the total ABL Facility commitments at such time. The fixed charge coverage ratio under the agreement governing the ABL Facility is generally defined as the ratio (a) of Adjusted EBITDA minus non-financed capital expenditures and cash taxes to (b) debt service plus certain restricted payments, each measured on a last twelve months, or LTM, basis. The ABL Facility is secured by, among other things, first-priority liens on the ABL Priority Collateral, and by second-priority liens on the Notes Priority Collateral, in each case subject to certain exceptions and permitted liens.